1933 Act
                                                                     Rule 497(j)


October 12, 2004                                                       VIA EDGAR
                                                                       ---------


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549


RE:      PHL VARIABLE ACCUMULATION ACCOUNT
         PHL VARIABLE INSURANCE COMPANY
         REGISTRATION NOS. 333-78761 AND 811-08914


To the Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information for the Phoenix Freedom Edge (Version B) does not differ from that contained in the Registrant's most recent registration statement filed electronically on Form N-4 pursuant to Rule 485(b) on October 8, 2004.

If you have any questions concerning this filing, please call the undersigned at 860/403-5862.

Very truly yours,

/s/ Joseph P. DeCresce
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Joseph P. DeCresce, Counsel